Income Taxes (Components Of Earnings Before Income Tax And Provision For Income Taxes) (Details) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	May. 31, 2015	[1]	Feb. 22, 2015	Nov. 23, 2014	Aug. 24, 2014	May. 25, 2014	Feb. 23, 2014	Nov. 24, 2013	Aug. 25, 2013	May. 31, 2015		May. 25, 2014	May. 26, 2013
Earnings from continuing operations before income taxes:
Earnings from continuing operations before income taxes, U.S.										$ 172.5		$ 189.2	$ 278.0
Earnings from continuing operations before income taxes, Foreign										2.8		(14.6)	(4.0)
Earnings before income taxes	$ 126.5		$ 147.1	$ (54.6)	$ (43.7)	$ 33.9	$ 89.1	$ 1.8	$ 49.8	175.3	[2]	174.6	274.0
Income taxes, Current
Current, Federal										(12.7)		39.5	26.1
Current, State and local										(15.4)		5.4	7.9
Current, Foreign										6.9		3.0	3.5
Total current										(21.2)		47.9	37.5
Income taxes, Deferred
Total deferred										42.0		(44.9)	(0.4)
Income tax (benefit) expense										(21.1)		(8.6)	36.7
U.S.
Income taxes, Deferred
Deferred, Federal										0.0		(43.7)	6.9
Deferred, State and local										0.1		(12.8)	(7.7)
Total deferred										0.1		(56.5)	(0.8)
Income tax (benefit) expense										$ (21.1)		$ (8.6)	$ 36.7

[1]	The quarter ended May 31, 2015 consisted of 14 weeks while all other quarters consisted of 13 weeks.
[2]	The year ended May 31, 2015 consisted of 53 weeks while the year ended May 25, 2014 consisted of 52 weeks.